Basis of Preparation - Schedule of major subsidiaries (Details)	12 Months Ended
Jul. 31, 2021
HEXO Operations Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HEXO USA Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Zenabis Global Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Keystone Isolation Technologies Inc. ("KIT")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%
Keystone Isolation Technologies USA LLC. ("KIT USA'')
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%